TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	2017	2016
Trade receivables, grossw	788	769
Allowance for doubtful debt	(169)	(160)

Trade receivables, net	619	609
Other receivables	126	76

Total trade and other receivables	745	685

Schedule of movements in the allowance for doubtful debt

	2017	2016
Balance as of January 1	160	182
Acquisition of a subsidiary	—	9
Divestment of a subsidiary	—	(57)
Classified as held for sale	(1)	—
Allowance for doubtful debts	36	73
Recoveries	(9)	(5)
Accounts receivable written off	(13)	(44)
Foreign currency translation adjustment	(4)	2

Balance as of December 31	169	160

Schedule of aging of trade receivables

	2017	2016
Neither past due nor impaired	427	371
Past due but not impaired
Past due and impaired
Less than 30 days past due	101	86
Between 30 and 120 days past due	53	81
Greater than 120 days past due	38	71

Total trade receivables	619	609